Acquisition of King's Gaming Promotion Limited (Details 1) - Kings Gaming [Member]	Jun. 30, 2015 USD ($)
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	$ 75,973,890
Goodwill [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	15,008,424
Gaming License Deposit [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	12,446
Bad Debt Guarantee [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	466,116
Non- Compete Agreement [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	792,304
Profit Interest Agreement [Member]
Servicing Assets at Fair Value [Line Items]
Total Estimated Purchase Price	$ 59,694,600